Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events
Note 7 Subsequent Events
The Plan’s management evaluated subsequent events from December 31, 2025 through June 2, 2026, the date these financial statements were issued. There have been no significant subsequent events during this period that require adjustments to or disclosure in the financial statements as of December 31, 2025 and for the year then ended.